AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2010

Registration No. 333-160658

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. __         POST-EFFECTIVE AMENDMENT NO.  1
(Check Appropriate Box or Boxes)
MAINSTAY VP SERIES FUND, INC.
(Exact Name of Registrant As Specified in Charter)

51 Madison Avenue,
New York, New York 10010
(Address of Principal Executive Offices)
(212) 576-7000
(Registrant’s Area Code and Telephone Number)

Marguerite E. H. Morrison, Esq.
MainStay VP Series Fund, Inc.
51 Madison Avenue
New York, New York 10010
(Name and Address of Agent for Service)

With Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: It is proposed that this filing will immediately become effective upon filing pursuant to  Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay VP Mid Cap Value Portfolio with and into the MainStay VP ICAP Select Equity Portfolio and (ii) Agreement and Plan of Reorganization and tax opinion for the reorganization of the MainStay VP Mid Cap Growth Portfolio with and into the MainStay VP Mid Cap Core Portfolio.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment Number 2 to Registrant’s Form N-14 (File No. 333-160658) filed with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) on September 1, 2009 (Accession Number 0001144204-09-046639).

ITEM 15.	INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

With respect to MainStay VP Series Fund, Inc. (the “Fund”), Article VII of the Fund’s Articles of Incorporation states, “The Corporation shall indemnify its currently acting and former directors and officers to the maximum extent permitted by the Maryland General Corporation Law.”

Moreover, Article V of the Fund’s By-Laws states:

Section 1.        Indemnification and Advance of Expenses. To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made a party to the proceeding by reason of his service in that capacity or (b) any individual who, while a director of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made a party to the proceeding by reason of his service in that capacity. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Notwithstanding anything in the foregoing paragraphs of this Article to the contrary, any indemnification or advancement of expenses shall be subject to, and made in accordance with, applicable requirements of the 1940 Act.

Section 2.        Notice. Any indemnification of, or advance of expenses to, a director, if arising out of a proceeding by or in the right of the Corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

Section 3.        Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against or incurred by such person in any such capacity, whether or not the Corporation would have had the power to indemnify against such liability.

MGCL requires the Fund to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service as a director or officer. MGCL permits the Fund to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding unless it is established that:

1.	the act or omission was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty;
2.	the director or officer actually received an improper personal benefit in money, property or services; or
3.	in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the prescribed standard of conduct is not met. However, indemnification or an adverse judgment in a suit by the Fund or in its right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

In addition, MGCL permits the Fund to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met.

Notwithstanding MGCL, the Investment Company Act of 1940 does not allow the protection of any director or officer against liability to the Fund or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Each Director has entered into a written agreement with the Fund pursuant to which the Fund is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Articles of Incorporation and Bylaws of the Fund.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

(1)	Charter of Registrant
a.	Articles of Incorporation – Previously filed as Exhibit (a)(1) to Post-Effective Amendment No. 28 filed on April 14, 2000*
b.	Articles Supplementary – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*
c.	Articles of Amendment – Previously filed as Exhibit (a)(3) to Post-Effective Amendment No. 28 filed on April 14, 2000*
d.	Articles Supplementary – Previously filed as Exhibit (a)(4) to Post-Effective Amendment No. 31 filed on May 16, 2001*
e.	Articles of Amendment – Previously filed as Exhibit (a)(5) to Post-Effective Amendment No. 37 filed on May 13, 2003*
f.	Articles Supplementary – Previously filed as Exhibit (a)(6) to Post-Effective Amendment No. 37 filed on May 13, 2003*
g.	Articles Supplementary – Previously filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 filed on April 5, 2005*
h.	Articles of Amendment – Previously filed as Exhibit (a)(8) to Post-Effective Amendment No. 41 filed on April 5, 2005*
i.	Articles Supplementary – Previously filed as Exhibit (a)(9) to Post-Effective Amendment No. 44 filed on December 21, 2005*
j.	Articles of Amendment – Previously filed in Registrant’s Form N-SAR for the period ended December 31, 2006, filed on March 1, 2007*
k.	Articles Supplementary – Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 47 filed on April 5, 2007*
l.	Articles Supplementary – Previously filed as Exhibit (a)(12) to Post-Effective Amendment No. 48 filed on April 4, 2008*
m.	Articles Supplementary – Previously filed as Exhibit (a)(13) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(2)	By-Laws
a.	Amended and Restated By-Laws of Registrant – Previously filed in Registrant’s N-SAR for the period ended December 31, 2006, filed on March 1, 2007*

(3)	Voting Trust Agreement - Inapplicable

(4)	Agreements of Reorganization
a.	Agreement and Plan of Reorganization between MainStay VP Mid Cap Value Portfolio (Acquired Portfolio) and MainStay VP ICAP Select Equity Portfolio (Acquiring Portfolio) – Filed herewith
b.	Agreement and Plan of Reorganization between the MainStay VP Mid Cap Growth Portfolio (Acquired Portfolio) and MainStay VP Mid Cap Core Portfolio (Acquiring Portfolio) – Filed herewith

(5)	Instruments Defining Rights of Security Holders
a.	See the Articles of Incorporation, as amended and Supplemented from time to time (Exhibit 1, above) and the Amended and Restated By-laws (Exhibit 2, above)
b.	Form of Specimen Certificate for shares of common stock of newly created portfolios – Previously filed as Exhibit (c) to Post-Effective Amendment No. 28 filed on April 14, 2000*

(6)	Investment Advisory Contracts
a.
Amended and Restated Management Agreement between the Registrant and New York Life Investment Management LLC – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 49 filed on April 14, 2009*

b.	Subadvisory Agreements
1.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 49 filed on April 14, 2009*

2.
Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 – Previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 49 filed on April 14, 2009*

3.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 49 filed on April 14, 2009*

4.
Amendment to the August 1, 2008 Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 27, 2009 – Previously filed as Exhibit (d)(4)(i) to Post-Effective Amendment No. 49 filed on April 14, 2009*

5.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management Inc. dated December 26, 2008 – Previously filed as Exhibit (d)(6) to Post-Effective Amendment No. 49 filed on April 14, 2009*

6.
Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners Inc. dated June 29, 2009 – Previously filed as Exhibit (b)(b)(6) to Registrant’s Registration Statement on Form N-14 filed on July 17, 2009*

(7)	Underwriting Contracts
a.	Amended and Restated Distribution and Service Agreement – Previously filed as Exhibit (e) to Post-Effective Amendment No. 46 filed on April 7, 2006*

(8)	Bonus or Profit Sharing Contracts – Inapplicable

(9)	Custodian Agreements
a.	Master Custodian Agreement with Investors Bank & Trust Company – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*
1.
Amendment dated December 7, 2007 to Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

2.	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(iii) to Post-Effective Amendment No. 49 filed on April 14, 2009*
3.	Amendment dated September 29, 2008 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(iv) to Post-Effective Amendment No. 49 filed on April 14, 2009*
4.	Amendment dated February 13, 2009 to the Master Custodian Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(v) to Post-Effective Amendment No. 49 filed on April 14, 2009*
b.	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 46 filed on April 7, 2006*

1.
Amendment dated December 7, 2007 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

2.	Amendment dated April 30, 2008 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(viii) to Post-Effective Amendment No. 49 filed on April 14, 2009*
3.	Amendment dated September 29, 2008 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(ix) to Post-Effective Amendment No. 49 filed on April 14, 2009*
4.	Amendment dated February 13, 2009 to the Master Delegation Agreement dated June 30, 2005 – Previously filed as Exhibit (g)(1)(x) to Post-Effective Amendment No. 49 filed on April 14, 2009*

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans
a.	Amended and Restated Distribution and Service Plan – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*
b.	12b-1 Plan – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 46 filed on April 7, 2006*
c.	Amended 18f-3 plan – Previously filed as Exhibit (n) to Post-Effective Amendment No. 44 filed on December 31, 2005*

(11)	Opinion of counsel regarding legality of the securities being registered – Previously filed as Exhibit (11) to Registrant’s Registration Statement on Form N-14 filed on July 17, 2009*

(12)	Opinion and consent of counsel regarding tax matters
a.	Opinion and consent of counsel regarding tax matters with respect to MainStay VP Mid Cap Value Portfolio – Filed herewith
b.	Opinion and consent of counsel regarding tax matters with respect to MainStay VP Mid Cap Growth Portfolio – Filed herewith

(13)	Other Material Contracts
a.	Sub-Accounting and Sub-Administration Agreements
1.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company – Previously filed as Exhibit 5 to Post-Effective Amendment No. 48 filed on April 4, 2008*

(i)
Amendment dated December 7, 2007 to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company – Previously filed as Exhibit 5(i) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(ii)
Extension Agreement dated January 31, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement dated June 30, 2005 – Previously Filed as Exhibit (h)(5)(ii) to Post-Effective Amendment No. 48 filed on April 4, 2008*

(iii)	Amendment dated April 30, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(iii) to Post-Effective Amendment No. 49 filed on April 14, 2009*
(iv)
Amendment dated September 29, 2008 to the Master Fund Sub- Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(iv) to Post-Effective Amendment No. 49 filed on April 14, 2009*

(v)
Amendment dated February 13, 2009 to the Master Fund Sub- Accounting and Sub-Administration Agreement – Previously filed as Exhibit (h)(5)(v) to Post-Effective Amendment No. 49 filed on April 14, 2009*

b.	Addendum to the Fund Participation Agreement – Previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 46 filed on April 7, 2006*
c.	Form of Stock License Agreement relating to the use of the New York Life name and service marks – Previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*
d.
Administration Agreement between MainStay VP Series Fund, Inc. and New York Life Insurance and Annuity Corporation – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 30 filed on April 13, 2001*

1.	Form of Substitution Agreement substituting New York Life Investment Management LLC for New York Life – Filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 30 filed on April 13, 2001*
e.	Administration Agreement Supplements – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 41 filed on April 5, 2005*
f.	Form of Initial Stock Subscription Letter – Previously filed as Exhibit (1)(1) to Post-Effective Amendment No. 1 filed on August 24, 1983*
g.	Form of Investment Undertaking – Previously filed as Exhibit (1)(2) to Post-Effective Amendment No. 1 filed on August 24, 1983*

(14)	Other Opinions
Consent of Independent Registered Public Accounting Firm to the Registrant, PricewaterhouseCoopers LLP – Filed herewith

(15)	Omitted Financial Statements – Inapplicable

(16)	Powers of Attorney – Previously filed as Exhibit (16) to Registrant’s Registration Statement on Form N-14 filed on July 17, 2009*

(17)	Additional Exhibits – Inapplicable
_________
* Incorporated herein by reference

ITEM 17:	UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Parsippany and State of New Jersey, on the 12th day of April, 2010.

MAINSTAY VP SERIES FUND, INC.

By: /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated on April 12, 2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher Stephen P. Fisher	President and Principal Executive Officer
/s/ Susan B. Kerley* Susan B. Kerley	Director and Chairman of the Board
/s/ John Y. Kim* John Y. Kim	Director
/s/ Alan R. Latshaw* Alan R. Latshaw	Director
/s/ Peter Meenan* Peter Meenan	Director
/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Director
/s/ Richard S. Trutanic* Richard S. Trutanic	Director
/s/ Roman L. Weil* Roman L. Weil	Director
/s/ John A. Weisser* John A. Weisser	Director
By: /s/ Jack R. Benintende Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
By: /s/ Marguerite E. H. Morrison Marguerite E. H. Morrison As Attorney-in-Fact*	Chief Legal Officer and Secretary

*  Pursuant to a Power of Attorney previously filed with the Registrant’s Registration Statement on Form N-14 filed on July 17, 2009.

EXHIBIT LIST

4a.	Agreement and Plan of Reorganization with respect to the MainStay VP Mid Cap Value Portfolio
4b.	Agreement and Plan of Reorganization with respect to the MainStay VP Mid Cap Growth Portfolio
12a.	Opinion and consent of counsel regarding tax matters with respect to MainStay VP Mid Cap Value Portfolio
12b.	Opinion and consent of counsel regarding tax matters with respect to MainStay VP Mid Cap Growth Portfolio
14.	Consent of Registered Independent Registered Public Accounting Firm